Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($)			6 Months Ended
	Jan. 24, 2011	Jan. 06, 2010	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate		6.375%
Maturity date	15 February 2021	2040
3M EURIBOR + 30 bps Bonds Issued on 23 January 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 January 2018
Aggregate principal amount			$ 1,500,000,000
Currency			Euro
Maturity date			15 April 2024
Interest rate, basis			3M EURIBOR + 30 bps
1.150% Bonds Issued on 23 January 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 January 2018
Aggregate principal amount			$ 2,000,000,000
Currency			Euro
Interest rate			1.15%
Maturity date			22 January 2027
2.000% Bonds Issued on 23 January 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 January 2018
Aggregate principal amount			$ 750,000,000
Currency			Euro
Interest rate			2.00%
Maturity date			23 January 2035
3.500% Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 1,500,000,000
Currency			USD
Interest rate			3.50%
Maturity date			12 January 2024
4.000% Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 2,500,000,000
Currency			USD
Interest rate			4.00%
Maturity date			13 April 2028
4.375% Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 1,500,000,000
Currency			USD
Interest rate			4.375%
Maturity date			15 April 2038
4.600% Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 2,500,000,000
Currency			USD
Interest rate			4.60%
Maturity date			15 April 2048
4.750% Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 1,500,000,000
Currency			USD
Interest rate			4.75%
Maturity date			15 April 2058
3M LIBOR + 74 bps Bonds Issued on 4 April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issue date			4 April 2018
Aggregate principal amount			$ 500,000,000
Currency			USD
Maturity date			12 January 2024
Interest rate, basis			3M LIBOR + 74 bps